Average Annual Total Returns - FidelityEquityGrowthK6Fund-PRO - FidelityEquityGrowthK6Fund-PRO - Fidelity Equity Growth K6 Fund	Jan. 29, 2025
Fidelity Equity Growth K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	30.58%
Since Inception	32.02%	[1]
RS003
Average Annual Return:
Past 1 year	23.81%
Since Inception	25.66%
RS007
Average Annual Return:
Past 1 year	32.46%
Since Inception	34.04%

[1]	A From August 24, 2023 .